Deferred Charges (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2015 USD ($)
Balance at beginning of the period	$ 28,675
Additions	2,650
Amortization	(4,529)
Balance at the end of the period	26,796
Financing Costs [Member]
Balance at beginning of the period	$ 7,902
Additions
Amortization	$ (946)
Balance at the end of the period	6,956
Drydocking Special Survey Costs [Member]
Balance at beginning of the period	20,773
Additions	2,650
Amortization	(3,583)
Balance at the end of the period	$ 19,840